Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other investments
Other investments	SFr 5,964	SFr 6,777
Equity method investments
Other investments
Other investments	3,066	3,121
Non-marketable equity securities
Other investments
Other investments	1,292	1,731
Real estate held for investment
Other investments
Other investments	232	268
Accumulated depreciation, real estate held for investment	389	386	SFr 365
Impairment charges	16	31	21
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	41	29
Real estate held for investment | Residential Foreclosed or Repossessed Real Estate [Member]
Other investments
Other investments	21	27
Life finance instruments
Other investments
Other investments	1,374	1,657
Bank
Other investments
Other investments	5,893	6,717
Bank | Equity method investments
Other investments
Other investments	3,027	3,095
Bank | Non-marketable equity securities
Other investments
Other investments	1,283	1,721
Bank | Real estate held for investment
Other investments
Other investments	209	244
Accumulated depreciation, real estate held for investment	385	382	360
Impairment charges	16	31	SFr 21
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	41	29
Bank | Real estate held for investment | Residential Foreclosed or Repossessed Real Estate [Member]
Other investments
Other investments	21	27
Bank | Life finance instruments
Other investments
Other investments	SFr 1,374	SFr 1,657